NATIONWIDE

PROVIDENT

VA SEPARATE

ACCOUNT A

Annual Report

to

Contract Owners

December 31, 2016

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and subsidiary and

Contract Owners of Nationwide Provident VA Separate Account A:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Provident VA Separate Account A (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)), as of December 31, 2016, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2016, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 21, 2017

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2016

Assets:
Investments at fair value:
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
18,712 shares (cost $476,301)	$351,036
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
27,898 shares (cost $860,381)	1,056,216
Growth Series - Service Class (MEGSS)
1,283 shares (cost $40,975)	48,221
Investors Trust Series - Service Class (MVITSC)
5,387 shares (cost $117,308)	136,193
New Discovery Series - Service Class (MNDSC)
5,861 shares (cost $93,878)	87,978
Research Series - Service Class (MVRSC)
5,484 shares (cost $106,864)	141,091
NVIT Emerging Markets Fund - Class I (GEM)
4,359 shares (cost $49,550)	42,672
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2,410 shares (cost $31,635)	31,697
NVIT Nationwide Fund - Class IV (TRF4)
129,683 shares (cost $1,187,278)	2,074,926
NVIT Government Bond Fund - Class IV (GBF4)
90,125 shares (cost $1,039,704)	965,233
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
101,287 shares (cost $1,095,207)	1,263,048
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
35,027 shares (cost $384,533)	337,658
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
106,069 shares (cost $1,050,348)	1,023,565
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
311,682 shares (cost $3,115,713)	3,160,452
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
6,443 shares (cost $71,623)	68,615
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
117,981 shares (cost $1,277,652)	1,755,559
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
69,704 shares (cost $1,218,689)	1,495,159
NVIT S&P 500 Index Fund - Class IV (GVEX4)
707,473 shares (cost $6,847,317)	10,661,621
NVIT Large Cap Growth Fund - Class I (NVOLG1)
614,357 shares (cost $10,531,264)	9,774,419
NVIT Large Cap Growth Fund - Class II (NVOLG2)
42,325 shares (cost $710,055)	669,165
Invesco NVIT Comstock Value Fund - Class IV (EIF4)
61,772 shares (cost $640,422)	1,085,948
NVIT Money Market Fund - Class IV (SAM4)
5,030,366 shares (cost $5,030,366)	5,030,366
Short Duration Bond Portfolio - I Class Shares (AMTB)
9,077 shares (cost $99,513)	95,494
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
6,955 shares (cost $71,451)	105,990
Growth and Income Portfolio - Initial Shares (DGI)
48,591 shares (cost $1,003,982)	1,399,895
Variable Series I - DWS Bond VIP - Class A (SVSB1)
128,041 shares (cost $703,607)	706,785
Variable Series I - DWS Core Equity VIP - Class A (SVSGI1)
87,592 shares (cost $687,552)	1,152,709

Variable Series I - DWS International VIP - Class A (SVSI1)
65,861 shares (cost $578,276)	426,119
Managed Volatility Fund II (FVU2)
35,928 shares (cost $361,780)	342,036
Fund for US Government Securities II (FVUS2)
50,624 shares (cost $564,890)	545,724
Equity-Income Portfolio - Initial Class (FEIP)
290,831 shares (cost $5,739,861)	6,389,560
High Income Portfolio - Initial Class (FHIP)
182,524 shares (cost $1,000,464)	981,979
VIP Asset Manager Portfolio - Initial Class (FAMP)
112,123 shares (cost $1,547,770)	1,713,245
VIP Growth Portfolio - Initial Class (FGP)
134,613 shares (cost $5,002,275)	7,983,926
VIP Growth Portfolio - Service Class 2 (FG2)
10,412 shares (cost $361,115)	608,459
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
17,791 shares (cost $231,020)	224,875
VIP Overseas Portfolio - Initial Class (FOP)
7,313 shares (cost $132,386)	130,242
VIP Overseas Portfolio - Service Class 2 (FO2)
6,470 shares (cost $100,126)	114,187
High Yield Portfolio - Administrative Class (PMVHYA)
30,269 shares (cost $235,714)	234,584
Total Return Portfolio - Administrative Class (PMVTRA)
40,162 shares (cost $448,783)	427,323
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
29,288 shares (cost $306,154)	237,821
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
106,079 shares (cost $1,321,558)	1,103,226
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
19,669 shares (cost $576,381)	474,821
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
23,946 shares (cost $603,902)	620,442
Advantage VT Opportunity Fund - Class 2 (SVOF)
30,901 shares (cost $540,955)	762,321

Total Investments	$68,042,601

Other Accounts Receivable	769
Accounts Receivable - Growth and Income Portfolio - Initial Shares (DGI)	709
Accounts Receivable - Equity-Income Portfolio - Initial Class (FEIP)	1,727
Accounts Receivable - VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)	414
Accounts Receivable - VIP Overseas Portfolio - Service Class 2 (FO2)	55
Accounts Receivable - Fund for US Government Securities II (FVUS2)	158
Accounts Receivable - NVIT Emerging Markets Fund - Class I (GEM)	214
Accounts Receivable - NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)	542
Accounts Receivable - Growth Series - Service Class (MEGSS)	197
Accounts Receivable - Investors Trust Series - Service Class (MVITSC)	170
Accounts Receivable - Research Series - Service Class (MVRSC)	342
Accounts Receivable - Variable Series I - DWS Bond VIP - Class A (SVSB1)	245
Accounts Payable - Small Cap Growth Portfolio: Class I-2 Shares (AASCO)	(224)
Accounts Payable - Short Duration Bond Portfolio - I Class Shares (AMTB)	(222)
Accounts Payable - Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	(233)
Accounts Payable - Managed Volatility Fund II (FVU2)	(522)
Accounts Payable - New Discovery Series - Service Class (MNDSC)	(54)
Accounts Payable - NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	(272)
Accounts Payable - Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	(152)

Accounts Payable - High Yield Portfolio - Administrative Class (PMVHYA)	(334)
Accounts Payable - Total Return Portfolio - Administrative Class (PMVTRA)	(191)
Accounts Payable - Variable Series I - DWS International VIP - Class A (SVSI1)	(146)
Accounts Payable - VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	(127)
Accounts Payable - VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	(208)

$68,045,458

Contract Owners’ Equity:
Accumulation units	68,045,458

Total Contract Owners’ Equity (note 5)	$68,045,458

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENT OF OPERATIONS

Year Ended December 31, 2016

Investment Activity:	Total	AASCO	DSRG	MEGSS	MVITSC	MNDSC	MVRSC	GEM
Reinvested dividends	$857,289	-	13,212	-	798	-	715	350
Mortality and expense risk charges (note 2d)	(952,193)	(5,380)	(14,312)	(894)	(1,964)	(1,511)	(1,935)	(605)

Net investment income (loss)	(94,904)	(5,380)	(1,100)	(894)	(1,166)	(1,511)	(1,220)	(255)

Realized gain (loss) on investments	2,345,084	(58,358)	43,248	19,221	12,021	1,103	5,406	(708)
Change in unrealized gain (loss) on investments	(3,645,119)	26,053	(55,753)	(20,851)	(17,377)	4,297	(9,101)	3,656

Net gain (loss) on investments	(1,300,035)	(32,305)	(12,505)	(1,630)	(5,356)	5,400	(3,695)	2,948

Reinvested capital gains	5,501,026	49,648	100,385	3,012	15,569	4,059	14,058	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,106,087	11,963	86,780	488	9,047	7,948	9,143	2,693

Investment Activity:	NVNSR1	TRF4	GBF4	GVIDM	GVDIVI	GVDIV4	NVMMG1	NVMMV2
Reinvested dividends	$247	28,840	19,483	23,420	10,012	30,037	-	885
Mortality and expense risk charges (note 2d)	(414)	(28,106)	(14,739)	(17,222)	(4,666)	(13,960)	(42,355)	(869)

Net investment income (loss)	(167)	734	4,744	6,198	5,346	16,077	(42,355)	16

Realized gain (loss) on investments	160	115,761	(22,110)	35,481	(11,234)	(32,618)	250,337	(920)
Change in unrealized gain (loss) on investments	(561)	81,880	15,081	(39,785)	16,965	49,114	(435,577)	4,806

Net gain (loss) on investments	(401)	197,641	(7,029)	(4,304)	5,731	16,496	(185,240)	3,886

Reinvested capital gains	3,079	-	-	67,757	-	-	362,212	5,514

Net increase (decrease) in contract owners’ equity resulting from operations	$2,511	198,375	(2,285)	69,651	11,077	32,573	134,617	9,416

Investment Activity:	SCVF4	SCF4	GVEX4	NVOLG1	NVOLG2	EIF4	SAM4	AMTB
Reinvested dividends	$10,076	4,456	189,680	71,861	3,367	28,490	287	1,149
Mortality and expense risk charges (note 2d)	(21,935)	(19,222)	(147,994)	(135,994)	(10,721)	(14,815)	(71,294)	(1,410)

Net investment income (loss)	(11,859)	(14,766)	41,686	(64,133)	(7,354)	13,675	(71,007)	(261)

Realized gain (loss) on investments	87,522	52,757	702,261	223,920	50,956	74,610	-	(1,218)
Change in unrealized gain (loss) on investments	121,242	23,509	76,307	(2,247,205)	(191,626)	72,156	-	1,355

Net gain (loss) on investments	208,764	76,266	778,568	(2,023,285)	(140,670)	146,766	-	137

Reinvested capital gains	156,466	209,525	196,090	2,305,502	158,541	-	103	-

Net increase (decrease) in contract owners’ equity resulting from operations	$353,371	271,025	1,016,344	218,084	10,517	160,441	(70,904)	(124)

Investment Activity:	AMTP	DGI	SVSB1	SVSGI1	SVSI1	FVU2	FVUS2	FEIP
Reinvested dividends	$763	16,291	36,739	15,459	44,971	15,796	13,942	139,195
Mortality and expense risk charges (note 2d)	(1,364)	(18,616)	(10,126)	(15,203)	(5,972)	(4,545)	(7,816)	(85,514)

Net investment income (loss)	(601)	(2,325)	26,613	256	38,999	11,251	6,126	53,681

Realized gain (loss) on investments	7,970	30,590	4,634	27,147	(68,759)	332	(219)	(146,456)
Change in unrealized gain (loss) on investments	6,794	(69,733)	477	(30,127)	24,429	8,448	(4,522)	639,140

Net gain (loss) on investments	14,764	(39,143)	5,111	(2,980)	(44,330)	8,780	(4,741)	492,684

Reinvested capital gains	8,369	153,599	-	98,279	-	-	-	394,705

Net increase (decrease) in contract owners’ equity resulting from operations	$22,532	112,131	31,724	95,555	(5,331)	20,031	1,385	941,070

Investment Activity:	FHIP	FAMP	FGP	FG2	FIGBP	FOP	FO2	PMVHYA
Reinvested dividends	$51,793	25,353	3,099	-	5,532	2,054	1,413	13,988
Mortality and expense risk charges (note 2d)	(13,750)	(25,019)	(114,295)	(8,503)	(3,464)	(2,528)	(2,194)	(3,742)

Net investment income (loss)	38,043	334	(111,196)	(8,503)	2,068	(474)	(781)	10,246

Realized gain (loss) on investments	17,414	6,120	464,967	17,244	(104)	15,169	19,708	(119)
Change in unrealized gain (loss) on investments	65,198	(61,558)	(1,215,312)	(74,161)	6,426	(28,853)	(28,101)	18,528

Net gain (loss) on investments	82,612	(55,438)	(750,345)	(56,917)	6,322	(13,684)	(8,393)	18,409

Reinvested capital gains	-	79,832	799,435	59,456	127	243	197	-

Net increase (decrease) in contract owners’ equity resulting from operations	$120,655	24,728	(62,106)	(5,964)	8,517	(13,915)	(8,977)	28,655

Investment Activity:	PMVTRA	VWBF	VWEM	VWHA	SVDF	SVOF	CAF4
Reinvested dividends	$9,903	-	5,488	1,665	-	14,568	1,912
Mortality and expense risk charges (note 2d)	(6,623)	(3,410)	(16,069)	(5,883)	(8,819)	(10,050)	(6,371)

Net investment income (loss)	3,280	(3,410)	(10,581)	(4,218)	(8,819)	4,518	(4,459)

Realized gain (loss) on investments	(728)	(12,042)	(13,328)	(17,236)	49,135	13,905	382,142
Change in unrealized gain (loss) on investments	5,105	27,463	7,504	165,727	(49,001)	(16,681)	(520,894)

Net gain (loss) on investments	4,377	15,421	(5,824)	148,491	134	(2,776)	(138,752)

Reinvested capital gains	-	-	5,945	-	44,918	72,326	132,075

Net increase (decrease) in contract owners’ equity resulting from operations	$7,657	12,011	(10,460)	144,273	36,233	74,068	(11,136)

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2016 and 2015

	Total		AASCO		DSRG		MEGSS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(94,904)	(149,843)	(5,380)	(7,462)	(1,100)	(3,835)	(894)	(1,499)
Realized gain (loss) on investments	2,345,084	2,896,476	(58,358)	(2,223)	43,248	81,506	19,221	19,557
Change in unrealized gain (loss) on investments	(3,645,119)	(8,119,576)	26,053	(154,485)	(55,753)	(292,340)	(20,851)	(15,677)
Reinvested capital gains	5,501,026	4,745,167	49,648	137,606	100,385	163,216	3,012	4,835

Net increase (decrease) in contract owners’ equity resulting from operations	4,106,087	(627,776)	11,963	(26,564)	86,780	(51,453)	488	7,216

Equity transactions:
Purchase payments received from contract owners (note 2a)	223,796	202,023	436	338	527	922	-	(77)
Transfers between subaccounts (including fixed account), net (note 3)	(38,845)	(6,225)	(73,305)	47,802	(3,742)	(58,578)	3,575	(3)
Redemptions (note 2)	(7,670,811)	(10,408,131)	(59,529)	(54,062)	(94,671)	(123,559)	(43,800)	(38,054)
Net policy repayments (loans) (note 2b)	(6,964)	(12,708)	(225)	(231)	(377)	(353)	-	-
Administrative charges (note 2c)	(76,313)	(64,535)	(443)	(396)	(1,290)	(1,075)	(164)	(153)
Adjustments to maintain reserves	(2,005)	(3,002)	121	(446)	255	(836)	315	(326)

Net equity transactions	(7,571,142)	(10,292,578)	(132,945)	(6,995)	(99,298)	(183,479)	(40,074)	(38,613)

Net change in contract owners’ equity	(3,465,055)	(10,920,354)	(120,982)	(33,559)	(12,518)	(234,932)	(39,586)	(31,397)
Contract owners’ equity beginning of period	71,510,513	82,430,867	471,794	505,353	1,068,894	1,303,826	88,004	119,401

Contract owners’ equity end of period	$68,045,458	71,510,513	350,812	471,794	1,056,376	1,068,894	48,418	88,004

CHANGES IN UNITS:
Beginning units	63,938	76,810	472	482	663	772	163	234
Units purchased	1,593	999	1	45	1	2	7	-
Units redeemed	(8,382)	(13,871)	(138)	(55)	(62)	(111)	(81)	(71)

Ending units	57,149	63,938	335	472	602	663	89	163

	MVITSC		MNDSC		MVRSC		GEM
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(1,166)	(1,488)	(1,511)	(2,145)	(1,220)	(1,392)	(255)	(304)
Realized gain (loss) on investments	12,021	28,786	1,103	4,567	5,406	5,463	(708)	(594)
Change in unrealized gain (loss) on investments	(17,377)	(46,676)	4,297	(12,215)	(9,101)	(16,216)	3,656	(8,447)
Reinvested capital gains	15,569	18,176	4,059	5,042	14,058	11,072	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,047	(1,202)	7,948	(4,751)	9,143	(1,073)	2,693	(9,345)

Equity transactions:
Purchase payments received from contract owners (note 2a)	-	(131)	-	(59)	-	(74)	-	-
Transfers between subaccounts (including fixed account), net (note 3)	5,304	(35)	(295)	675	(367)	352	-	-
Redemptions (note 2)	(26,110)	(71,069)	(57,192)	(14,069)	(9,705)	(14,003)	(3,499)	(6,104)
Net policy repayments (loans) (note 2b)	-	-	-	-	-	-	-	-
Administrative charges (note 2c)	(345)	(365)	(245)	(244)	(251)	(213)	(24)	(29)
Adjustments to maintain reserves	527	(212)	94	(172)	399	(376)	145	176

Net equity transactions	(20,624)	(71,812)	(57,638)	(13,869)	(9,924)	(14,314)	(3,378)	(5,957)

Net change in contract owners’ equity	(11,577)	(73,014)	(49,690)	(18,620)	(781)	(15,387)	(685)	(15,302)
Contract owners’ equity beginning of period	147,940	220,954	137,614	156,234	142,214	157,601	43,571	58,873

Contract owners’ equity end of period	$136,363	147,940	87,924	137,614	141,433	142,214	42,886	43,571

CHANGES IN UNITS:
Beginning units	197	290	178	195	213	234	109	122
Units purchased	7	-	-	1	-	-	-	-
Units redeemed	(34)	(93)	(72)	(18)	(15)	(21)	(8)	(13)

Ending units	170	197	106	178	198	213	101	109

	NVNSR1		TRF4		GBF4		GVIDM
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(167)	(155)	734	(5,915)	4,744	2,057	6,198	429
Realized gain (loss) on investments	160	211	115,761	88,939	(22,110)	(24,138)	35,481	139,887
Change in unrealized gain (loss) on investments	(561)	(5,641)	81,880	(92,688)	15,081	4,918	(39,785)	(224,992)
Reinvested capital gains	3,079	5,073	-	-	-	-	67,757	61,531

Net increase (decrease) in contract owners’ equity resulting from operations	2,511	(512)	198,375	(9,664)	(2,285)	(17,163)	69,651	(23,145)

Equity transactions:
Purchase payments received from contract owners (note 2a)	-	-	4,298	5,659	2,111	2,496	18,512	3,209
Transfers between subaccounts (including fixed account), net (note 3)	-	-	(18,230)	(103)	4,296	(3,485)	3,183	(285)
Redemptions (note 2)	(120)	(124)	(245,936)	(701,561)	(162,073)	(293,068)	(123,421)	(387,943)
Net policy repayments (loans) (note 2b)	-	-	(204)	(212)	(184)	(201)	(88)	(100)
Administrative charges (note 2c)	(12)	(12)	(2,434)	(2,123)	(1,554)	(1,259)	(1,413)	(1,374)
Adjustments to maintain reserves	115	(615)	(1,011)	1,164	20	348	204	(454)

Net equity transactions	(17)	(751)	(263,517)	(697,176)	(157,384)	(295,169)	(103,023)	(386,947)

Net change in contract owners’ equity	2,494	(1,263)	(65,142)	(706,840)	(159,669)	(312,332)	(33,372)	(410,092)
Contract owners’ equity beginning of period	29,051	30,314	2,139,629	2,846,469	1,124,980	1,437,312	1,296,405	1,706,497

Contract owners’ equity end of period	$31,545	29,051	2,074,487	2,139,629	965,311	1,124,980	1,263,033	1,296,405

CHANGES IN UNITS:
Beginning units	39	40	3,828	6,400	1,273	2,050	3,391	5,355
Units purchased	-	-	2	5	14	7	-	-
Units redeemed	-	(1)	(292)	(2,577)	(172)	(784)	(124)	(1,964)

Ending units	39	39	3,538	3,828	1,115	1,273	3,267	3,391

	GVDIVI		GVDIV4		NVMMG1		NVMMV2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$5,346	(959)	16,077	(3,540)	(42,355)	(51,374)	16	(486)
Realized gain (loss) on investments	(11,234)	(5,551)	(32,618)	(10,986)	250,337	169,035	(920)	513
Change in unrealized gain (loss) on investments	16,965	(14,044)	49,114	(59,242)	(435,577)	(675,506)	4,806	(9,381)
Reinvested capital gains	-	-	-	-	362,212	517,980	5,514	6,905

Net increase (decrease) in contract owners’ equity resulting from operations	11,077	(20,554)	32,573	(73,768)	134,617	(39,865)	9,416	(2,449)

Equity transactions:
Purchase payments received from contract owners (note 2a)	264	2,855	1,971	2,025	33,962	6,559	-	6
Transfers between subaccounts (including fixed account), net (note 3)	(8,131)	5,056	(51,842)	200	(57,668)	(1,823)	(958)	(1,884)
Redemptions (note 2)	(31,939)	(60,440)	(71,024)	(163,752)	(287,702)	(300,660)	-	(43,415)
Net policy repayments (loans) (note 2b)	(5)	(8)	(111)	(174)	(430)	(517)	-	-
Administrative charges (note 2c)	(299)	(262)	(1,170)	(1,022)	(3,234)	(2,918)	(37)	(50)
Adjustments to maintain reserves	(68)	(146)	441	(173)	(218)	273	(673)	39

Net equity transactions	(40,178)	(52,945)	(121,735)	(162,896)	(315,290)	(299,086)	(1,668)	(45,304)

Net change in contract owners’ equity	(29,101)	(73,499)	(89,162)	(236,664)	(180,673)	(338,951)	7,748	(47,753)
Contract owners’ equity beginning of period	366,721	440,220	1,113,269	1,349,933	3,341,185	3,680,136	60,595	108,348

Contract owners’ equity end of period	$337,620	366,721	1,024,107	1,113,269	3,160,512	3,341,185	68,343	60,595

CHANGES IN UNITS:
Beginning units	869	976	1,267	1,474	4,125	4,516	73	125
Units purchased	-	-	3	4	-	-	1	3
Units redeemed	(98)	(107)	(126)	(211)	(307)	(391)	(3)	(55)

Ending units	771	869	1,144	1,267	3,818	4,125	71	73

	SCVF4		SCF4		GVEX4		NVOLG1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(11,859)	(13,547)	(14,766)	(16,048)	41,686	41,243	(64,133)	(75,889)
Realized gain (loss) on investments	87,522	133,760	52,757	99,834	702,261	636,004	223,920	349,271
Change in unrealized gain (loss) on investments	121,242	(440,156)	23,509	(271,347)	76,307	(853,290)	(2,247,205)	(1,374,738)
Reinvested capital gains	156,466	184,750	209,525	149,262	196,090	161,396	2,305,502	1,462,663

Net increase (decrease) in contract owners’ equity resulting from operations	353,371	(135,193)	271,025	(38,299)	1,016,344	(14,647)	218,084	361,307

Equity transactions:
Purchase payments received from contract owners (note 2a)	1,034	2,029	3,635	3,110	48,405	25,219	14,181	12,481
Transfers between subaccounts (including fixed account), net (note 3)	(50,810)	(13,338)	(21,115)	(14,676)	(44,017)	(2,932)	1,492,755	(54,360)
Redemptions (note 2)	(127,803)	(314,364)	(152,884)	(238,556)	(1,138,565)	(1,164,770)	(1,274,680)	(799,739)
Net policy repayments (loans) (note 2b)	(56)	(53)	(215)	(224)	(1,472)	(2,344)	(801)	(2,689)
Administrative charges (note 2c)	(1,874)	(1,422)	(2,101)	(1,708)	(10,704)	(8,772)	(9,051)	(6,379)
Adjustments to maintain reserves	274	(476)	19	4	265	(454)	(435)	(84)

Net equity transactions	(179,235)	(327,624)	(172,661)	(252,050)	(1,146,088)	(1,154,053)	221,969	(850,770)

Net change in contract owners’ equity	174,136	(462,817)	98,364	(290,349)	(129,744)	(1,168,700)	440,053	(489,463)
Contract owners’ equity beginning of period	1,581,242	2,044,059	1,396,765	1,687,114	10,791,778	11,960,478	9,334,809	9,824,272

Contract owners’ equity end of period	$1,755,378	1,581,242	1,495,129	1,396,765	10,662,034	10,791,778	9,774,862	9,334,809

CHANGES IN UNITS:
Beginning units	1,330	1,592	1,276	1,495	4,569	5,052	7,953	8,674
Units purchased	6	8	8	8	119	36	196	-
Units redeemed	(148)	(270)	(156)	(227)	(586)	(519)	-	(721)

Ending units	1,188	1,330	1,128	1,276	4,102	4,569	8,149	7,953

	NVOLG2		EIF4		SAM4		AMTB
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(7,354)	(9,622)	13,675	800	(71,007)	(81,278)	(261)	33
Realized gain (loss) on investments	50,956	41,761	74,610	149,353	-	-	(1,218)	(622)
Change in unrealized gain (loss) on investments	(191,626)	(138,842)	72,156	(245,116)	-	-	1,355	(829)
Reinvested capital gains	158,541	138,863	-	-	103	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,517	32,160	160,441	(94,963)	(70,904)	(81,278)	(124)	(1,418)

Equity transactions:
Purchase payments received from contract owners (note 2a)	3,500	(423)	2,365	3,171	18,153	36,221	134	133
Transfers between subaccounts (including fixed account), net (note 3)	(6,390)	(1,924)	(23,916)	(7,222)	253,666	200,660	1,774	(9,574)
Redemptions (note 2)	(235,898)	(106,714)	(153,704)	(391,888)	(630,213)	(887,124)	(21,120)	(7,196)
Net policy repayments (loans) (note 2b)	-	-	(170)	(168)	(303)	(751)	(20)	(29)
Administrative charges (note 2c)	(1,614)	(1,286)	(1,492)	(1,229)	(6,691)	(5,593)	(124)	(100)
Adjustments to maintain reserves	(23)	280	344	(255)	(629)	(326)	(62)	(24)

Net equity transactions	(240,425)	(110,067)	(176,573)	(397,591)	(366,017)	(656,913)	(19,418)	(16,790)

Net change in contract owners’ equity	(229,908)	(77,907)	(16,132)	(492,554)	(436,921)	(738,191)	(19,542)	(18,208)
Contract owners’ equity beginning of period	898,925	976,832	1,102,054	1,594,608	5,466,983	6,205,174	114,814	133,022

Contract owners’ equity end of period	$669,017	898,925	1,085,922	1,102,054	5,030,062	5,466,983	95,272	114,814

CHANGES IN UNITS:
Beginning units	779	875	1,181	1,579	8,456	9,463	166	190
Units purchased	-	-	8	23	905	647	3	2
Units redeemed	(210)	(96)	(188)	(421)	(1,471)	(1,654)	(31)	(26)

Ending units	569	779	1,001	1,181	7,890	8,456	138	166

	AMTP		DGI		SVSB1		SVSGI1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(601)	(734)	(2,325)	(7,857)	26,613	13,169	256	(6,540)
Realized gain (loss) on investments	7,970	4,233	30,590	64,359	4,634	(762)	27,147	67,064
Change in unrealized gain (loss) on investments	6,794	(27,218)	(69,733)	(179,846)	477	(24,457)	(30,127)	(18,291)
Reinvested capital gains	8,369	8,483	153,599	128,398	-	-	98,279	2,724

Net increase (decrease) in contract owners’ equity resulting from operations	22,532	(15,236)	112,131	5,054	31,724	(12,050)	95,555	44,957

Equity transactions:
Purchase payments received from contract owners (note 2a)	280	257	2,560	5,444	796	733	3,260	3,257
Transfers between subaccounts (including fixed account), net (note 3)	(461)	651	34,287	15,392	(15,846)	700	(4,950)	(15,747)
Redemptions (note 2)	(15,540)	(6,827)	(76,943)	(152,965)	(18,187)	(143,323)	(49,129)	(130,076)
Net policy repayments (loans) (note 2b)	-	-	-	-	(83)	(84)	(243)	(241)
Administrative charges (note 2c)	(175)	(132)	(1,278)	(1,090)	(518)	(435)	(952)	(859)
Adjustments to maintain reserves	(389)	215	35	65	(61)	44	(708)	221

Net equity transactions	(16,285)	(5,836)	(41,339)	(133,154)	(33,899)	(142,365)	(52,722)	(143,445)

Net change in contract owners’ equity	6,247	(21,072)	70,792	(128,100)	(2,175)	(154,415)	42,833	(98,488)
Contract owners’ equity beginning of period	99,510	120,582	1,329,812	1,457,912	709,205	863,620	1,110,033	1,208,521

Contract owners’ equity end of period	$105,757	99,510	1,400,604	1,329,812	707,030	709,205	1,152,866	1,110,033

CHANGES IN UNITS:
Beginning units	130	137	784	861	811	971	685	774
Units purchased	-	1	23	13	4	5	2	2
Units redeemed	(20)	(8)	(46)	(90)	(41)	(165)	(34)	(91)

Ending units	110	130	761	784	774	811	653	685

	SVSI1		FVU2		FVUS2		FEIP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$38,999	14,910	11,251	10,986	6,126	9,681	53,681	112,210
Realized gain (loss) on investments	(68,759)	(64,482)	332	4,915	(219)	(4,307)	(146,456)	(112,178)
Change in unrealized gain (loss) on investments	24,429	17,336	8,448	(49,944)	(4,522)	(10,895)	639,140	(975,537)
Reinvested capital gains	-	-	-	1,729	-	-	394,705	630,013

Net increase (decrease) in contract owners’ equity resulting from operations	(5,331)	(32,236)	20,031	(32,314)	1,385	(5,521)	941,070	(345,492)

Equity transactions:
Purchase payments received from contract owners (note 2a)	401	325	500	2,156	180	1,228	6,828	14,446
Transfers between subaccounts (including fixed account), net (note 3)	(4,791)	-	(913)	633	3,079	(410)	52,650	18,163
Redemptions (note 2)	(39,860)	(90,899)	(8,170)	(25,057)	(15,564)	(150,978)	(665,735)	(695,258)
Net policy repayments (loans) (note 2b)	(14)	(24)	(17)	(22)	(36)	(30)	(500)	(550)
Administrative charges (note 2c)	(421)	(488)	(309)	(269)	(520)	(378)	(5,794)	(4,837)
Adjustments to maintain reserves	(454)	76	(381)	108	(96)	(11)	677	673

Net equity transactions	(45,139)	(91,010)	(9,290)	(22,451)	(12,957)	(150,579)	(611,874)	(667,363)

Net change in contract owners’ equity	(50,470)	(123,246)	10,741	(54,765)	(11,572)	(156,100)	329,196	(1,012,855)
Contract owners’ equity beginning of period	476,443	599,689	330,773	385,538	557,454	713,554	6,062,091	7,074,946

Contract owners’ equity end of period	$425,973	476,443	341,514	330,773	545,882	557,454	6,391,287	6,062,091

CHANGES IN UNITS:
Beginning units	670	786	288	306	573	727	2,965	3,277
Units purchased	-	1	4	2	4	2	70	18
Units redeemed	(67)	(117)	(12)	(20)	(17)	(156)	(349)	(330)

Ending units	603	670	280	288	560	573	2,686	2,965

	FHIP		FAMP		FGP		FG2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$38,043	53,320	334	2,148	(111,196)	(104,053)	(8,503)	(10,042)
Realized gain (loss) on investments	17,414	51,612	6,120	73,253	464,967	653,234	17,244	67,942
Change in unrealized gain (loss) on investments	65,198	(152,390)	(61,558)	(245,323)	(1,215,312)	(323,013)	(74,161)	(41,027)
Reinvested capital gains	-	-	79,832	149,174	799,435	285,728	59,456	24,404

Net increase (decrease) in contract owners’ equity resulting from operations	120,655	(47,458)	24,728	(20,748)	(62,106)	511,896	(5,964)	41,277

Equity transactions:
Purchase payments received from contract owners (note 2a)	894	762	830	2,128	19,187	35,147	7,045	(420)
Transfers between subaccounts (including fixed account), net (note 3)	(14,473)	(30,873)	(18,870)	511	67,412	(77,624)	6,621	(9,260)
Redemptions (note 2)	(100,915)	(108,161)	(230,332)	(470,754)	(781,756)	(1,001,763)	(40,628)	(175,710)
Net policy repayments (loans) (note 2b)	(97)	(95)	(59)	(66)	(836)	(2,974)	-	-
Administrative charges (note 2c)	(888)	(815)	(1,912)	(1,785)	(8,805)	(7,440)	(1,440)	(1,156)
Adjustments to maintain reserves	449	(875)	105	272	(1,488)	1,160	(70)	(84)

Net equity transactions	(115,030)	(140,057)	(250,238)	(469,694)	(706,286)	(1,053,494)	(28,472)	(186,630)

Net change in contract owners’ equity	5,625	(187,515)	(225,510)	(490,442)	(768,392)	(541,598)	(34,436)	(145,353)
Contract owners’ equity beginning of period	976,582	1,164,097	1,938,658	2,429,100	8,752,543	9,294,141	643,009	788,362

Contract owners’ equity end of period	$982,207	976,582	1,713,148	1,938,658	7,984,151	8,752,543	608,573	643,009

CHANGES IN UNITS:
Beginning units	881	998	1,340	1,658	4,082	4,581	1,077	1,392
Units purchased	1	6	2	3	91	20	29	-
Units redeemed	(98)	(123)	(177)	(321)	(427)	(519)	(78)	(315)

Ending units	784	881	1,165	1,340	3,746	4,082	1,028	1,077

	FIGBP		FOP		FO2		PMVHYA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$2,068	3,091	(474)	(179)	(781)	(780)	10,246	12,087
Realized gain (loss) on investments	(104)	4	15,169	(1,511)	19,708	23,678	(119)	2,362
Change in unrealized gain (loss) on investments	6,426	(8,743)	(28,853)	8,754	(28,101)	(17,410)	18,528	(27,374)
Reinvested capital gains	127	225	243	276	197	205	-	4,602

Net increase (decrease) in contract owners’ equity resulting from operations	8,517	(5,423)	(13,915)	7,340	(8,977)	5,693	28,655	(8,323)

Equity transactions:
Purchase payments received from contract owners (note 2a)	843	705	127	194	-	(90)	-	(211)
Transfers between subaccounts (including fixed account), net (note 3)	217	(56)	(43,502)	(2,128)	8,497	(2,501)	316	515
Redemptions (note 2)	(49,179)	(19,685)	(62,858)	(41,769)	(79,789)	(43,580)	(79,786)	(31,729)
Net policy repayments (loans) (note 2b)	(15)	(13)	-	(26)	-	-	-	-
Administrative charges (note 2c)	(348)	(221)	(230)	(243)	(245)	(271)	(772)	(608)
Adjustments to maintain reserves	9	333	33	(491)	155	(66)	221	(331)

Net equity transactions	(48,473)	(18,937)	(106,430)	(44,463)	(71,382)	(46,508)	(80,021)	(32,364)

Net change in contract owners’ equity	(39,956)	(24,360)	(120,345)	(37,123)	(80,359)	(40,815)	(51,366)	(40,687)
Contract owners’ equity beginning of period	265,245	289,605	250,566	287,689	194,601	235,416	285,616	326,303

Contract owners’ equity end of period	$225,289	265,245	130,221	250,566	114,242	194,601	234,250	285,616

CHANGES IN UNITS:
Beginning units	242	259	254	298	366	451	288	319
Units purchased	1	1	3	-	17	1	5	-
Units redeemed	(44)	(18)	(116)	(44)	(153)	(86)	(80)	(31)

Ending units	199	242	141	254	230	366	213	288

	PMVTRA		VWBF		VWEM		VWHA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$3,280	18,694	(3,410)	19,880	(10,581)	(12,221)	(4,218)	(7,673)
Realized gain (loss) on investments	(728)	1,286	(12,042)	(52,582)	(13,328)	96,474	(17,236)	(50,475)
Change in unrealized gain (loss) on investments	5,105	(29,889)	27,463	(18,576)	7,504	(384,846)	165,727	(148,667)
Reinvested capital gains	-	5,353	-	-	5,945	88,402	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,657	(4,556)	12,011	(51,278)	(10,460)	(212,191)	144,273	(206,815)

Equity transactions:
Purchase payments received from contract owners (note 2a)	-	(261)	2,739	2,457	5,278	9,567	7,731	8,874
Transfers between subaccounts (including fixed account), net (note 3)	11,889	(63)	(33)	(15,227)	10,270	62,679	(2,101)	(4,645)
Redemptions (note 2)	(88,250)	(114,841)	(23,409)	(102,850)	(102,630)	(368,575)	(29,848)	(112,066)
Net policy repayments (loans) (note 2b)	-	-	-	(12)	(114)	(147)	-	-
Administrative charges (note 2c)	(786)	(774)	(288)	(245)	(1,320)	(1,401)	(389)	(412)
Adjustments to maintain reserves	90	(549)	(334)	(196)	102	(179)	(384)	356

Net equity transactions	(77,057)	(116,488)	(21,325)	(116,073)	(88,414)	(298,056)	(24,991)	(107,893)

Net change in contract owners’ equity	(69,400)	(121,044)	(9,314)	(167,351)	(98,874)	(510,247)	119,282	(314,708)
Contract owners’ equity beginning of period	496,532	617,576	247,008	414,359	1,202,258	1,712,505	355,331	670,039

Contract owners’ equity end of period	$427,132	496,532	237,694	247,008	1,103,384	1,202,258	474,613	355,331

CHANGES IN UNITS:
Beginning units	492	606	313	450	1,067	1,289	400	495
Units purchased	12	-	3	6	16	68	7	10
Units redeemed	(86)	(114)	(29)	(143)	(91)	(290)	(30)	(105)

Ending units	418	492	287	313	992	1,067	377	400

	SVDF		SVOF		CAF4
	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(8,819)	(10,975)	4,518	(9,548)	(4,459)	(17,041)
Realized gain (loss) on investments	49,135	59,271	13,905	18,793	382,142	89,960
Change in unrealized gain (loss) on investments	(49,001)	(180,355)	(16,681)	(119,110)	(520,894)	(215,805)
Reinvested capital gains	44,918	115,400	72,326	77,110	132,075	194,571

Net increase (decrease) in contract owners’ equity resulting from operations	36,233	(16,659)	74,068	(32,755)	(11,136)	51,685

Equity transactions:
Purchase payments received from contract owners (note 2a)	326	32	7,355	65	3,148	9,559
Transfers between subaccounts (including fixed account), net (note 3)	(5,177)	24,137	2,685	725	(1,529,418)	(56,320)
Redemptions (note 2)	(114,275)	(109,726)	(26,771)	(31,363)	(19,669)	(97,942)
Net policy repayments (loans) (note 2b)	-	-	(114)	(104)	(175)	(266)
Administrative charges (note 2c)	(793)	(670)	(970)	(713)	(594)	(1,309)
Adjustments to maintain reserves	(427)	185	495	(597)	(3)	(240)

Net equity transactions	(120,346)	(86,042)	(17,320)	(31,987)	(1,546,711)	(146,518)

Net change in contract owners’ equity	(84,113)	(102,701)	56,748	(64,742)	(1,557,847)	(94,833)
Contract owners’ equity beginning of period	704,459	807,160	705,701	770,443	1,557,847	1,652,680

Contract owners’ equity end of period	$620,346	704,459	762,449	705,701	-	1,557,847

CHANGES IN UNITS:
Beginning units	1,103	1,228	715	746	1,842	2,016
Units purchased	1	35	12	1	5	13
Units redeemed	(189)	(160)	(29)	(32)	(1,847)	(187)

Ending units	915	1,103	698	715	-	1,842

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

December 31, 2016

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Provident VA Separate Account A (the Account) was established by Nationwide Life and Annuity Company of America (NLACA or the Company) under the provisions of Pennsylvania law and commenced operations on April 14, 1992. On December 31, 2009 NLACA merged with Nationwide Life and Annuity Insurance Company (NLAIC) with NLAIC as the surviving entity. The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (the Contracts) are allocated until maturity or termination of the Contracts. The Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly.

The Account is structured as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

(b) The Contracts

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALGER AMERICAN FUNDS

Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

DREYFUS CORPORATION

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

Growth and Income Portfolio - Initial Shares (DGI)

MASSACHUSETTS FINANCIAL SERVICES CO.

Growth Series - Service Class (MEGSS)

Investors Trust Series - Service Class (MVITSC)

New Discovery Series - Service Class (MNDSC)

Research Series - Service Class (MVRSC)

NATIONWIDE FUNDS GROUP

NVIT Emerging Markets Fund - Class I (GEM)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

NVIT Nationwide Fund - Class IV (TRF4)

NVIT Government Bond Fund - Class IV (GBF4)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)

NVIT Multi-Manager Small Company Fund - Class IV (SCF4)

NVIT S&P 500 Index Fund - Class IV (GVEX4)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Invesco NVIT Comstock Value Fund - Class IV (EIF4)

NVIT Money Market Fund - Class IV (SAM4)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

DEUTSCHE ASSET & WEALTH MANAGEMENT

Variable Series I - DWS Bond VIP - Class A (SVSB1)

Variable Series I - DWS Core Equity VIP - Class A (SVSGI1)

Variable Series I - DWS International VIP - Class A (SVSI1)

FEDERATED INVESTORS

Managed Volatility Fund II (FVU2)

Fund for US Government Securities II (FVUS2)

FIDELITY INVESTMENTS

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Service Class 2 (FO2)

PIMCO FUNDS

High Yield Portfolio - Administrative Class (PMVHYA)

Total Return Portfolio - Administrative Class (PMVTRA)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

Net premiums from in force policies are allocated to the subaccounts in accordance with contract owner instructions and are recorded as contract owners net premiums in the accompanying Statements of Changes in Contract Owners’ Equity. Such amounts are used to provide money to pay benefits under the policies. The Account’s assets are the property of the Company.

Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of the Company’s general account.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable life policy and therefore, not available to the general public directly.

Some of the underlying mutual funds have been established by investment advisers, which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2016 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(h) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

(2) Policy Charges

(a) Deductions from Premiums

Deductions for premium taxes are made from the premiums by the Company (0 - 5% of premium payments depending on the Insured’s state of residence). Premiums adjusted for these deductions are recorded as net premiums in the Statements of Changes in Contract Owners’ Equity.

There are no sales charges deducted from premiums at the time the premiums are paid. For some contracts a surrender charge may be deducted from the proceeds upon surrender or certain withdrawals in the first 6 - 7 contract years (surrender charges range from 0 - 8% of the amount withdrawn or surrendered depending on the contract year, not to exceed 8.5% of total premiums received under the contract). For other contracts a surrender charge may be deducted from the proceeds upon surrender or certain withdrawals in the 8 - 9 contract years following a premium payment (surrender charges range from 0 - 8% of the premiums withdrawn or surrendered). However, subject to certain restrictions, up to 10% of the contract account value as of the beginning of a contract year may be surrendered or withdrawn free of surrender charges. For some contracts, the 10% is cumulative if unused. These charges are included with administrative charges in the Statements of Changes in Contract Owners’ Equity and are assessed against each policy by liquidating units.

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(b) Contract Loans

Contract provisions allow contract owners to borrow up to the contract’s non-loaned surrender value. Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(c) Administrative Charges

An annual administrative fee of $0 - $40 (depending on the contract) is deducted from the contract account value on each contract anniversary date beginning one year from the issue date of the contract. Optional annual deductions for an additional death benefit riders may be made (0.25 - 0.4% of the contract account value). During any given contract year, the first four transfers by VIP contract owners and the first twelve transfers by other variable annuity contract owners of amounts in the subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. These fees are assessed against each contract by liquidating units.

The Contracts provide for an initial free-look period. If a contract is cancelled within certain time constraints, the contract owner will receive a refund equal to the contract account value plus certain deductions previously made under the contract. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the contract and will not reflect investment experience.

State premium taxes, when applicable, will be deducted depending upon when such taxes are paid to the taxing authority. The premium taxes are deducted either from premiums as they are received or from the proceeds upon withdrawal from or surrender of the contract or upon application of the proceeds to a payment.

Upon the transfer of the subaccount value out of a subaccount within 60 days after allocation to that subaccount, certain subaccounts charge a fee of 1% of the amount transferred. These amounts are paid directly to the fund company, and are included in net investment income in the Statement of Operations.

The Company, or an affiliate, may receive compensation from a fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the contracts. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the contracts and other contracts issued by the Company (or an affiliate). These percentages differ, and some funds, advisers, or distributors (or affiliates) may pay the Company more than others. The Company also may receive 12b-1 fees.

(d) Mortality and Expense Risk Charges

In addition, to compensate for costs associated with administration of the contracts, the Company deducts a daily asset-based administration charge from the assets of the Account equal to an annual rate of 0.15%. This daily asset-based administration charge is reported in the mortality and expense risk charges in the Statement of Operations.

The Account is charged a daily mortality and expense risk charge at an annual rate of 1.25%. In some contracts, the asset based administration fee of 0.15% and the mortality and expense risk charge of 1.25% is stated as a combined annuity charge of 1.40%. These charges are assessed through the daily unit value calculation.

(3) Related Party Transactions

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2016 and 2015, total transfers to the Account from the fixed account were $18,168 and $754,811, respectively, and total transfers from the Account to the fixed account were $721,427 and $12,708, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2016.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$68,042,601	$-	$-	$68,042,601

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2016 are as follows:

	Purchase of Investments	Sales of Investments
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)	$50,116	$138,914
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	181,573	181,841
Growth Series - Service Class (MEGSS)	6,610	44,882
Investors Trust Series - Service Class (MVITSC)	21,661	28,409
New Discovery Series - Service Class (MNDSC)	4,059	59,243
Research Series - Service Class (MVRSC)	14,773	12,258
NVIT Emerging Markets Fund - Class I (GEM)	350	4,129
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	3,326	546
NVIT Nationwide Fund - Class IV (TRF4)	34,875	296,648
NVIT Government Bond Fund - Class IV (GBF4)	114,785	267,445
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	110,295	139,567
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	14,590	49,353
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)	70,163	176,262
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	765,407	760,578
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	7,365	2,831
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)	175,698	210,599
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)	224,936	202,857
NVIT S&P 500 Index Fund - Class IV (GVEX4)	659,865	1,568,443
NVIT Large Cap Growth Fund - Class I (NVOLG1)	4,029,199	1,565,548
NVIT Large Cap Growth Fund - Class II (NVOLG2)	167,585	256,777
Invesco NVIT Comstock Value Fund - Class IV (EIF4)	34,853	198,095
NVIT Money Market Fund - Class IV (SAM4)	445,402	881,695
Short Duration Bond Portfolio - I Class Shares (AMTB)	2,822	22,439
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	9,221	17,348
Growth and Income Portfolio - Initial Shares (DGI)	217,280	107,380
Variable Series I - DWS Bond VIP - Class A (SVSB1)	39,907	47,134
Variable Series I - DWS Core Equity VIP - Class A (SVSGI1)	117,687	71,165
Variable Series I - DWS International VIP - Class A (SVSI1)	70,298	75,984
Managed Volatility Fund II (FVU2)	20,330	17,988
Fund for US Government Securities II (FVUS2)	17,285	24,020
Equity-Income Portfolio - Initial Class (FEIP)	678,120	842,284
High Income Portfolio - Initial Class (FHIP)	52,820	130,256
VIP Asset Manager Portfolio - Initial Class (FAMP)	107,697	277,873
VIP Growth Portfolio - Initial Class (FGP)	1,007,893	1,024,452
VIP Growth Portfolio - Service Class 2 (FG2)	76,714	54,164
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)	6,287	52,574
VIP Overseas Portfolio - Initial Class (FOP)	3,328	110,022
VIP Overseas Portfolio - Service Class 2 (FO2)	9,888	82,009
High Yield Portfolio - Administrative Class (PMVHYA)	18,777	88,772
Total Return Portfolio - Administrative Class (PMVTRA)	21,363	95,230
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	2,436	26,837
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	36,915	130,066
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	7,432	36,256
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	45,039	128,859
Advantage VT Opportunity Fund - Class 2 (SVOF)	98,898	39,869
American Century NVIT Growth Fund - Class IV (Obsolete) (CAF4)	140,312	1,559,282

	$9,946,235	$12,109,183

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2016, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2016. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
2016			1.40%	335			$1,047.20	$350,812	0.00%			4.77%
2015			1.40%	472			999.56	471,794	0.00%			-4.66%
2014			1.40%	482			1,048.45	505,353	0.00%			-0.96%
2013			1.40%	482			1,058.61	510,251	0.00%			32.40%
2012			1.40%	563			799.59	450,166	0.00%			10.93%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2016			1.40%	602			1,754.78	1,056,376	1.28%			8.84%
2015			1.40%	663			1,612.21	1,068,894	1.09%			-4.54%
2014			1.40%	772			1,688.89	1,303,826	1.10%			11.88%
2013			1.40%	887			1,509.62	1,339,032	1.29%			32.48%
2012			1.40%	1,022			1,139.53	1,164,602	0.86%			10.41%
Growth Series - Service Class (MEGSS)
2016			1.40%	89			544.02	48,418	0.00%			0.76%
2015			1.40%	163			539.90	88,004	0.00%			5.81%
2014			1.40%	234			510.26	119,401	0.00%			7.17%
2013			1.40%	283			476.11	134,738	0.13%			34.60%
2012			1.40%	323			353.73	114,253	0.00%			15.44%
Investors Trust Series - Service Class (MVITSC)
2016			1.40%	170			802.13	136,363	0.57%			6.81%
2015			1.40%	197			750.97	147,940	0.62%			-1.44%
2014			1.40%	290			761.91	220,954	0.76%			9.17%
2013			1.40%	323			697.90	225,422	0.99%			29.91%
2012			1.40%	370			537.23	198,775	0.75%			17.18%
New Discovery Series - Service Class (MNDSC)
2016			1.40%	106			829.47	87,924	0.00%			7.29%
2015			1.40%	178			773.11	137,614	0.00%			-3.51%
2014			1.40%	195			801.20	156,234	0.00%			-8.78%
2013			1.40%	179			878.32	157,220	0.00%			39.26%
2012			1.40%	225			630.73	141,914	0.00%			19.21%
Research Series - Service Class (MVRSC)
2016			1.40%	198			714.31	141,433	0.51%			6.99%
2015			1.40%	213			667.67	142,214	0.46%			-0.87%
2014			1.40%	234			673.51	157,601	0.58%			8.41%
2013			1.40%	259			621.28	160,911	0.31%			30.17%
2012			1.40%	296			477.30	141,280	0.59%			15.27%
NVIT Emerging Markets Fund - Class I (GEM)
2016			1.40%	101			424.61	42,886	0.80%			6.22%
2015			1.40%	109			399.74	43,571	0.82%			-17.16%
2014			1.40%	122			483.00	58,873	0.84%			-3.47%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2016			1.40%	39			808.84	31,545	0.82%			8.59%
2015			1.40%	39			744.89	29,051	0.88%			-1.71%
2014			1.40%	40			757.84	30,314	1.62%			9.07%
2013			1.40%	17			694.85	11,813	0.83%			36.84%
2012			1.40%	17			507.79	8,632	0.78%			9.95%
NVIT Nationwide Fund - Class IV (TRF4)
2016	1.20%	to	1.40%	3,538	210.77	to	1,835.21	2,074,487	1.38%	10.07%	to	9.85%
2015	1.20%	to	1.40%	3,828	191.48	to	1,670.60	2,139,629	1.10%	-0.34%	to	-0.53%
2014	1.20%	to	1.40%	6,400	192.13	to	1,679.58	2,846,469	1.16%	10.89%	to	10.67%
2013	1.20%	to	1.40%	6,828	173.25	to	1,517.62	2,802,931	1.32%	29.44%	to	29.18%
2012	1.20%	to	1.40%	7,249	133.84	to	1,174.78	2,407,632	1.36%	12.85%	to	12.63%
NVIT Government Bond Fund - Class IV (GBF4)
2016	1.20%	to	1.40%	1,115	117.83	to	969.65	965,311	1.86%	-0.45%	to	-0.65%
2015	1.20%	to	1.40%	1,273	118.37	to	976.02	1,124,980	1.55%	-1.30%	to	-1.50%
2014	1.20%	to	1.40%	2,050	119.93	to	990.88	1,437,312	1.93%	3.33%	to	3.12%
2013	1.20%	to	1.40%	2,462	116.06	to	960.86	1,789,494	1.73%	-5.28%	to	-5.47%
2012	1.20%	to	1.40%	3,275	122.53	to	1,016.44	2,718,174	2.12%	1.83%	to	1.63%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2016	1.20%	to	1.40%	3,267	88.33	to	869.78	1,263,033	1.86%	5.87%	to	5.66%
2015	1.20%	to	1.40%	3,391	83.43	to	823.21	1,296,405	1.40%	-1.52%	to	-1.72%
2014	1.20%	to	1.40%	5,355	84.72	to	837.62	1,706,497	1.64%	3.93%	to	3.72%
2013	1.20%	to	1.40%	8,908	81.52	to	807.59	2,096,984	1.65%	15.24%	to	15.01%
2012	1.20%	to	1.40%	9,053	70.74	to	702.21	1,914,088	2.09%	9.49%	to	9.27%
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2016			1.40%	771			437.90	337,620	2.99%			3.77%
2015			1.40%	869			422.00	366,721	1.17%			-6.44%
2014			1.40%	976			451.05	440,220	1.79%			-9.79%	****
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
2016	1.20%	to	1.40%	1,144	138.18	to	1,095.12	1,024,107	2.98%	3.95%	to	3.74%
2015	1.20%	to	1.40%	1,267	132.94	to	1,055.63	1,113,269	1.12%	-6.22%	to	-6.41%
2014	1.20%	to	1.40%	1,474	141.76	to	1,127.91	1,349,933	4.17%	-10.54%	to	-10.72%
2013	1.20%	to	1.40%	1,779	158.46	to	1,263.38	1,860,985	2.14%	20.01%	to	19.77%
2012	1.20%	to	1.40%	2,144	132.05	to	1,054.87	1,932,202	0.36%	15.76%	to	15.52%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2016	1.20%	to	1.40%	3,818	121.36	to	1,195.12	3,160,512	0.00%	5.20%	to	4.99%
2015	1.20%	to	1.40%	4,125	115.36	to	1,138.32	3,341,185	0.00%	-1.38%	to	-1.57%
2014	1.20%	to	1.40%	4,516	116.97	to	1,156.51	3,680,136	0.00%	2.79%	to	2.59%
2013	1.20%	to	1.40%	4,894	113.79	to	1,127.33	3,958,341	0.00%	37.29%	to	37.01%
2012	1.20%	to	1.40%	5,866	82.89	to	822.78	3,285,249	0.00%	13.53%	to	13.30%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2016			1.40%	71			962.58	68,343	1.40%			15.96%
2015			1.40%	73			830.07	60,595	0.87%			-4.24%
2014			1.40%	125			866.79	108,348	1.58%			15.39%
2013			1.40%	89			751.16	66,853	1.32%			33.79%
2012			1.40%	64			561.44	35,932	1.19%			14.72%
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
2016			1.40%	1,188			1,477.59	1,755,378	0.63%			24.28%
2015			1.40%	1,330			1,188.90	1,581,242	0.66%			-7.40%
2014			1.40%	1,592			1,283.96	2,044,059	0.51%			5.54%
2013			1.40%	1,935			1,216.62	2,354,152	0.76%			38.45%
2012			1.40%	2,541			878.72	2,232,840	0.82%			18.90%
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
2016			1.40%	1,128			1,325.47	1,495,129	0.32%			21.09%
2015			1.40%	1,276			1,094.64	1,396,765	0.36%			-3.00%
2014			1.40%	1,495			1,128.50	1,687,114	0.16%			-0.59%
2013			1.40%	1,714			1,135.15	1,945,640	0.14%			38.99%
2012			1.40%	2,250			816.70	1,837,574	0.14%			13.90%
NVIT S&P 500 Index Fund - Class IV (GVEX4)
2016			1.40%	4,102			2,599.23	10,662,034	1.78%			10.05%
2015			1.40%	4,569			2,361.96	10,791,778	1.77%			-0.23%
2014			1.40%	5,052			2,367.47	11,960,478	1.79%			11.72%
2013			1.40%	5,520			2,119.21	11,698,019	1.85%			30.24%
2012			1.40%	6,116			1,627.16	9,951,689	1.85%			14.12%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2016			1.40%	8,149			1,199.52	9,774,862	0.73%			2.20%
2015			1.40%	7,953			1,173.75	9,334,809	0.62%			3.63%
2014			1.40%	8,674			1,132.61	9,824,272	0.71%			7.29%
2013			1.40%	9,673			1,055.68	10,211,608	0.77%			34.80%
2012			1.40%	10,920			783.13	8,551,738	0.70%			17.03%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2016			1.40%	569			1,175.78	669,017	0.44%			1.89%
2015			1.40%	779			1,153.95	898,925	0.37%			3.37%
2014			1.40%	875			1,116.38	976,832	0.44%			7.05%
2013			1.40%	1,072			1,042.83	1,117,912	0.49%			34.39%
2012			1.40%	1,469			775.96	1,139,889	0.42%			16.77%
Invesco NVIT Comstock Value Fund - Class IV (EIF4)
2016			1.40%	1,001			1,084.84	1,085,922	2.67%			16.25%
2015			1.40%	1,181			933.15	1,102,054	1.47%			-7.60%
2014			1.40%	1,579			1,009.88	1,594,608	1.70%			7.69%
2013			1.40%	1,714			937.77	1,607,333	0.00%			33.76%
2012			1.40%	2,320			701.11	1,626,570	1.20%			16.82%
NVIT Money Market Fund - Class IV (SAM4)
2016	1.20%	to	1.40%	7,890	68.36	to	637.81	5,030,062	0.01%	-1.19%	to	-1.39%
2015	1.20%	to	1.40%	8,456	69.18	to	646.79	5,466,983	0.00%	-1.20%	to	-1.40%
2014	1.20%	to	1.40%	9,463	70.03	to	655.98	6,205,174	0.00%	-1.20%	to	-1.40%
2013	1.20%	to	1.40%	10,713	70.88	to	665.29	7,124,893	0.00%	-1.20%	to	-1.40%
2012	1.20%	to	1.40%	12,783	71.74	to	674.74	8,622,762	0.00%	-1.20%	to	-1.40%
Short Duration Bond Portfolio - I Class Shares (AMTB)
2016			1.40%	138			690.38	95,272	1.15%			-0.18%
2015			1.40%	166			691.65	114,814	1.43%			-1.21%
2014			1.40%	190			700.11	133,022	1.59%			-0.79%
2013			1.40%	190			705.68	134,079	0.00%			-0.78%
2012			1.40%	243			711.24	172,832	0.00%			3.15%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2016			1.40%	110			961.43	105,757	0.77%			25.60%
2015			1.40%	130			765.46	99,510	0.75%			-13.03%
2014			1.40%	137			880.16	120,582	0.74%			8.33%
2013			1.40%	141			812.52	114,565	1.19%			29.31%
2012			1.40%	159			628.33	99,904	0.42%			14.97%
Growth and Income Portfolio - Initial Shares (DGI)
2016			1.40%	761			1,840.48	1,400,604	1.21%			8.51%
2015			1.40%	784			1,696.19	1,329,812	0.85%			0.17%
2014			1.40%	861			1,693.28	1,457,912	0.77%			8.54%
2013			1.40%	945			1,559.98	1,474,185	0.90%			34.88%
2012			1.40%	1,104			1,156.55	1,276,833	1.43%			16.43%
Variable Series I - DWS Bond VIP - Class A (SVSB1)
2016			1.40%	774			913.48	707,030	5.07%			4.46%
2015			1.40%	811			874.48	709,205	3.06%			-1.68%
2014			1.40%	971			889.41	863,620	3.44%			5.15%
2013			1.40%	1,151			845.85	973,575	3.78%			-4.38%
2012			1.40%	1,376			884.58	1,217,175	4.51%			6.27%
Variable Series I - DWS Core Equity VIP - Class A (SVSGI1)
2016			1.40%	653			1,765.49	1,152,866	1.41%			8.95%
2015			1.40%	685			1,620.49	1,110,033	0.85%			3.78%
2014			1.40%	774			1,561.40	1,208,521	1.10%			10.27%
2013			1.40%	898			1,415.97	1,271,542	1.46%			35.42%
2012			1.40%	1,078			1,045.63	1,127,186	1.32%			14.20%
Variable Series I - DWS International VIP - Class A (SVSI1)
2016			1.40%	603			706.42	425,973	10.49%			-0.66%
2015			1.40%	670			711.11	476,443	4.10%			-6.80%
2014			1.40%	786			762.96	599,689	1.76%			-12.99%
2013			1.40%	898			876.89	787,446	5.44%			18.56%
2012			1.40%	1,034			739.64	764,783	2.18%			18.97%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Managed Volatility Fund II (FVU2)
2016	1.40%	280	1,219.69	341,514	4.82%	6.20%
2015	1.40%	288	1,148.52	330,773	4.41%	-8.84%
2014	1.40%	306	1,259.93	385,538	3.01%	2.47%
2013	1.40%	332	1,229.61	408,230	3.14%	20.05%
2012	1.40%	458	1,024.24	469,103	3.33%	11.97%
Fund for US Government Securities II (FVUS2)
2016	1.40%	560	974.79	545,882	2.49%	0.20%
2015	1.40%	573	972.87	557,454	2.87%	-0.88%
2014	1.40%	727	981.50	713,554	3.10%	3.17%
2013	1.40%	811	951.37	771,562	3.49%	-3.41%
2012	1.40%	1,026	984.99	1,010,596	3.98%	1.54%
Equity-Income Portfolio - Initial Class (FEIP)
2016	1.40%	2,686	2,379.48	6,391,287	2.26%	16.38%
2015	1.40%	2,965	2,044.55	6,062,091	3.10%	-5.30%
2014	1.40%	3,277	2,158.97	7,074,946	2.76%	7.21%
2013	1.40%	3,594	2,013.84	7,237,738	2.43%	26.37%
2012	1.40%	4,108	1,593.64	6,546,689	3.02%	15.67%
High Income Portfolio - Initial Class (FHIP)
2016	1.40%	784	1,252.82	982,207	5.26%	13.02%
2015	1.40%	881	1,108.49	976,582	6.27%	-4.97%
2014	1.40%	998	1,166.43	1,164,097	5.57%	-0.25%
2013	1.40%	1,120	1,169.37	1,309,689	5.39%	4.47%
2012	1.40%	1,353	1,119.29	1,514,395	5.56%	12.64%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2016	1.40%	1,165	1,470.51	1,713,148	1.42%	1.64%
2015	1.40%	1,340	1,446.76	1,938,658	1.50%	-1.25%
2014	1.40%	1,658	1,465.08	2,429,100	1.42%	4.36%
2013	1.40%	1,922	1,403.85	2,698,197	1.54%	14.10%
2012	1.40%	2,183	1,230.39	2,685,933	1.48%	10.91%
VIP Growth Portfolio - Initial Class (FGP)
2016	1.40%	3,746	2,131.38	7,984,151	0.04%	-0.60%
2015	1.40%	4,082	2,144.18	8,752,543	0.25%	5.68%
2014	1.40%	4,581	2,028.85	9,294,141	0.18%	9.75%
2013	1.40%	5,245	1,848.60	9,695,906	0.28%	34.44%
2012	1.40%	5,886	1,375.02	8,093,371	0.57%	13.09%
VIP Growth Portfolio - Service Class 2 (FG2)
2016	1.40%	1,028	592.00	608,573	0.00%	-0.84%
2015	1.40%	1,077	597.04	643,009	0.03%	5.42%
2014	1.40%	1,392	566.35	788,362	0.00%	9.47%
2013	1.40%	1,558	517.36	806,047	0.04%	34.11%
2012	1.40%	2,298	385.77	886,503	0.30%	12.81%
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
2016	1.40%	199	1,132.11	225,289	2.26%	3.29%
2015	1.40%	242	1,096.06	265,245	2.50%	-1.98%
2014	1.40%	259	1,118.16	289,605	2.09%	4.36%
2013	1.40%	283	1,071.49	303,230	2.00%	-3.14%
2012	1.40%	355	1,106.26	392,721	2.23%	4.42%
VIP Overseas Portfolio - Initial Class (FOP)
2016	1.40%	141	923.55	130,221	1.18%	-6.38%
2015	1.40%	254	986.48	250,566	1.35%	2.18%
2014	1.40%	298	965.40	287,689	1.34%	-9.36%
2013	1.40%	222	1,065.04	236,438	1.37%	28.62%
2012	1.40%	261	828.02	216,113	1.59%	19.06%
VIP Overseas Portfolio - Service Class 2 (FO2)
2016	1.40%	230	496.70	114,242	0.92%	-6.58%
2015	1.40%	366	531.70	194,601	1.05%	1.86%
2014	1.40%	451	521.99	235,416	1.06%	-9.57%
2013	1.40%	558	577.24	322,100	1.05%	28.36%
2012	1.40%	741	449.71	333,237	1.64%	18.70%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
High Yield Portfolio - Administrative Class (PMVHYA)
2016	1.40%	213	1,099.77	234,250	5.27%	10.89%
2015	1.40%	288	991.72	285,616	5.26%	-3.05%
2014	1.40%	319	1,022.89	326,303	5.23%	1.89%
2013	1.40%	513	1,003.90	515,000	5.41%	4.26%
2012	1.40%	805	962.92	775,152	5.73%	12.71%
Total Return Portfolio - Administrative Class (PMVTRA)
2016	1.40%	418	1,021.85	427,132	2.11%	1.25%
2015	1.40%	492	1,009.21	496,532	4.72%	-0.97%
2014	1.40%	606	1,019.10	617,576	2.18%	2.81%
2013	1.40%	674	991.24	668,094	2.19%	-3.33%
2012	1.40%	742	1,025.36	760,819	2.59%	8.06%
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2016	1.40%	287	828.20	237,694	0.00%	4.95%
2015	1.40%	313	789.16	247,008	7.22%	-14.30%
2014	1.40%	450	920.80	414,359	5.73%	0.76%
2013	1.40%	577	913.82	527,273	2.91%	-10.43%
2012	1.40%	880	1,020.25	897,818	1.63%	4.08%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2016	1.40%	992	1,112.28	1,103,384	0.48%	-1.29%
2015	1.40%	1,067	1,126.76	1,202,258	0.59%	-15.19%
2014	1.40%	1,289	1,328.55	1,712,505	0.52%	-1.80%
2013	1.40%	1,404	1,352.90	1,899,471	1.65%	10.46%
2012	1.40%	1,714	1,224.75	2,099,228	0.00%	28.00%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2016	1.40%	377	1,258.92	474,613	0.38%	41.72%
2015	1.40%	400	888.33	355,331	0.03%	-34.37%
2014	1.40%	495	1,353.61	670,039	0.10%	-20.23%
2013	1.40%	729	1,696.88	1,237,029	0.74%	9.00%
2012	1.40%	904	1,556.81	1,407,360	0.69%	1.95%
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2016	1.40%	915	677.97	620,346	0.00%	6.15%
2015	1.40%	1,103	638.68	704,459	0.00%	-2.83%
2014	1.40%	1,228	657.30	807,160	0.00%	-1.04%
2013	1.40%	1,563	664.21	1,038,157	0.01%	41.80%
2012	1.40%	1,939	468.40	908,232	0.00%	16.09%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2016	1.40%	698	1,092.33	762,449	2.00%	10.67%
2015	1.40%	715	986.99	705,701	0.13%	-4.43%
2014	1.40%	746	1,032.77	770,443	0.06%	8.89%
2013	1.40%	836	948.46	792,913	0.20%	28.86%
2012	1.40%	919	736.03	676,409	0.90%	13.91%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	1.40%	209	357.29	74,674	1.03%	-0.65%
2012	1.40%	334	359.63	120,115	0.51%	15.60%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	1.40%	801	634.26	508,043	0.00%	19.73%
2012	1.40%	824	529.72	436,492	0.00%	15.60%
American Century NVIT Growth Fund - Class IV (obsolete) (CAF4)
2015	1.40%	1,842	845.74	1,557,847	0.35%	3.17%
2014	1.40%	2,016	819.78	1,652,680	0.34%	9.78%
2013	1.40%	2,283	746.76	1,704,862	0.66%	27.94%
2012	1.40%	2,693	583.69	1,571,874	0.55%	12.43%

2016	Contract owners’ equity:				$68,045,458
2015	Contract owners’ equity:				$71,510,513
2014	Contract owners’ equity:				$82,430,867
2013	Contract owners’ equity:				$88,684,577
2012	Contract owners’ equity:				$84,936,834

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.